Share Capital and Share Premium - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Jul. 29, 2022	Dec. 31, 2021	May 13, 2021
Authorized:
Price per share				$ 0.0001
Issued and fully paid:
Price per share				$ 0.0001
330,134,480 (2021: 308,456,852) ordinary shares of $0.0001 each	$ 33		$ 31
Ordinary Shares
Authorized:
Number of shares authorized	2,000,000,000		2,000,000,000
Price per share	$ 0.0001	$ 21.50	$ 0.0001
2,000,000,000 shares of $0.0001 each	$ 200		$ 200
Issued and fully paid:
Number of shares issued and fully paid	330,134,480		308,456,852
Price per share	$ 0.0001	$ 21.50	$ 0.0001
330,134,480 (2021: 308,456,852) ordinary shares of $0.0001 each	$ 33		$ 31